Subsequent Events	12 Months Ended
Dec. 31, 2017
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent Events
38.	SUBSEQUENT EVENTS

Enel Chile S.A.:

In relation to the Renewable Assets Reorganization discussed in Note 1.2), the following significant events have ocurred subsequent to December 31, 2017:

1.

On January 22, 2018, Enel Chile S.A. informed that the legal period for dissenting shareholders to exercise their withdrawal rights arising from the merger agreement of Enel Green Power Latin America S.A. into the Company (the “Merger”) approved at the Extraordinary Shareholders’ Meeting held on December 20, 2017 (the “ESM”) expired on January 19, 2018.

During such period, and based on the information available as of this date, the shareholders that together represent a total of 1,024,251,979 common shares of the Company, or 2.09%, exercised their withdrawal rights. According to the relevant legal provisions and regulations and particularly Official Letter No 32,435 issued by the CMF dated November 7, 2017, the price of the shares of the shareholders that exercised their withdrawal rights will be paid by the Company as of the date the Merger is effective pursuant to the terms and conditions agreed upon by the ESM. The Company will inform on the aforementioned through a significant event.

Consequently, one of the conditions precedent to the Merger has been satisfied, i.e., that the Enel Chile shareholders that exercise their withdrawal rights do not represent more than 5% of the Company’s common shares with voting rights, and that as a result of the exercise of such withdrawal rights, as of the date of expiration of the dissenting shareholders’ withdrawal rights, no shareholder exceeds the 65% maximum shareholding concentration limit established by the Enel Chile bylaws. This percentage is to be calculated considering the number of shares into which the new equity of Enel Chile will be divided, which was approved as part of the Merger and the capital increase required to have sufficient shares to deliver to Enel Generación shareholders within the Enel Generación Tender Offer context.

2.

On February 8, 2018, Enel Chile S.A. commenced the preemptive rights subscription period, both in Chile and in the United States of America, of the 10,000,000,000 new common shares issuance associated with the $820,000,000,000 capital increase approved by the ESM, held on December 20, 2017. The notice of the preemptive rights to subscribe these shares, which sets the beginning of the preemptive rights subscription period was published in the El Mercurio de Santiago newspaper on the previously mentioned date.  Pursuant to the ESM’s agreement and the terms and conditions of the Renewable Assets Reorganization, the shares that remain available once the preemptive rights subscription period ended were allocated to the shareholders of Enel Generación Chile S.A. (“Enel Generación”) that tendered their shares in the Enel Generación Tender Offer, as required by its terms and conditions.

The effectiveness of this capital increase was subject to the conditions precedent approved by the ESM. In accordance with such approved conditions, the share subscription contract of the shareholders or third parties that decide to exercise their preemptive subscription rights during the preemptive rights subscription period will be conferred on the first business day of the month following the date in which the Company publishes the results notice declaring the Enel Generación Tender Offer successful as determined by article 212 of the Securities Market Law. The subscribers must pay for their shares on the respective contract subscription date, the same date in which the subscription contracts become effective and the shares are delivered to the subscriber.

3.

As part of the same event described in item 2, Enel Chile S.A. commenced the Enel Generación Tender Offer, both in Chile and in the United States of America, to purchase all Enel Generación Chile shares that are not owned by Enel Chile and that represent 40.02% of all shares that represent the equity of Enel Generacion Chile. As stated by law, the terms and conditions of the Enel Generación Tender Offer was detailed in the tender commencement notice and prospectus. The Enel Generación Tender Offer commencement notice was published in two local newspapers, both on February 15, 2018.  The Enel Generación Tender Offer was conducted for a period that that began on February 16 and concluded on March 22, 2018.

4.	On March 25, 2018, in relation to the Renewable Assets Reorganization process approved by the ESM held on December 20, 2017, Enel Chile S.A. states the following:

i.

In compliance with article 212 of Law No. 18,045 of the Securities Market, Enel Chile, on March 25, 2018, published in the newspapers "El Mercurio de Santiago" and "La Tercera" the corresponding notice of result for the Enel Generación Tender Offer declaring successful the aforementioned tender offer, according to its terms and conditions.

Pursuant to the Enel Generación Tender Offer, Enel Chile acquired 2,753,096,167 shares of Enel Generación Chile (including those shares represented by the American Depositary Shares ("ADS"), by virtue of a public tender offer of carried out in Chile and the United States of America), equivalent to 33.6% of the shares issued by Enel Generación Chile. In this way, Enel Chile became the owner of a total of 7,672,584,961 shares issued by Enel Generación Chile (including those shares represented by the acquired ADSs). Consequently, the ownerships percentage held by Enel Chile corresponds to 93.55% of the outstanding capital of Enel Generación Chile.

Therefore, Enel Chile declared successful each and every one of the conditions and steps that make up the corporate reorganization approved by the ESM, for which it declared the resolution condition of the capital increase of Enel Chile approved at the ESM to be unsuccessful.

Thus, each of the steps that make up the Renewable Asset Reorganization will have its effects on the dates that, for each step, are indicated below:

a)

Merger: The merger by incorporation of EGPL with Enel Chile (the "Merger"), will take effect on April 2, 2018, that is, the first business day of the month following the date on which Enel Chile has published the Notice of Result provided by article 212 of the Securities Market Law, declaring the Enel Generación Chile Tender Offer successful. On that date, Enel Chile will acquire all the assets and liabilities of EGPL and will succeed it in all its rights and obligations, combining in Enel Chile all the shareholders and equity of EGPL, which, as a consequence of the above, it will be dissolved as of right, without the need for its liquidation.

b)

Capital Increase of Enel Chile: The resolution condition applicable to the capital increase of Enel Chile approved at the ESM for, among other purposes, having sufficient shares to be delivered on the occasion of the Enel Generación Chile Tender Offer is declared unsuccessful. By virtue of the foregoing, as of April 2, 2018, the shareholders or third parties that exercised their pre-emptive subscription rights during the period pre-emptive rights offer ended on March 16, 2018, may subscribe for corresponding shares and proceed to the payment of the shares subscribed by them.

c)

Enel Generation Chile Tender Offer: In accordance with article 212 of Law No. 18,045 of the Securities Market, the date of acceptance of the Enel Generacion Chile Tender Offer by the shareholders of said company and of the closing of the sale of shares sold under the Enel Generación Chile Tender Offer was made on the date of publication of the Notice of Result. Notwithstanding the foregoing, the payment of the consideration of the Enel Generación Chile Tender Offer and subscription of shares of Enel Chile, will be made on April 2, 2018, in accordance with the terms and conditions described in the Enel Generación Chile Tender Offer prospectus.

d)

Modification of Bylaws of Enel Generación Chile: The modification of the bylaws of Enel Generación Chile approved by an extraordinary shareholders' meeting of said company held on December 20, 2017, became effective on March 25, 2018, the date on which the Notice of Result required by the article 212 of the Securities Market Law declaring the Enel Generation Chile Tender Offer successful was published.

i.

Finally, and in accordance with Ordinary Letter No. 32,435 issued by the CMF, dated November 7, 2017, the price of the shares of Enel Chile shareholders who exercised their statutory right to withdraw from Enel Chile as a consequence of the approval of the Merger will be paid by Enel Chile from the date on which the Merger takes effect in accordance with the terms and conditions agreed upon at the EMS, that is, on April 2, 2018 with its corresponding readjustments and interests.

5.

On March 28, 2018, lenders, in favor of Enel Chile SA, had disbursed the amounts of ThCh$517,680,625,000 and ThUS$697,500,000 on March 27 and 28, 2018, respectively, pursuant to a "Senior Unsecured Term Loan Credit Agreement", for the purpose of financing the cash consideration for the Renewable Assets Reorganization.

6.	On April 2, 2018, the following became effective and the Renewable Assets Reorganization was completed:

a)	The Merger became effective.

b)	Enel Chile shareholders and third parties who exercised their pre-emptive subscription rights may subscribe for and pay for the Enel Chile shares subscribed for.

c)	The payment of the consideration of the Enel Generación Chile Tender Offer, including the delivery of the Enel Chile shares subscribed for as a condition to the Enel Generación Tender Offer, was made.

d)	The payment of the statutory price payable to Enel Chile shareholders who exercised their statutory merger dissenters’ withdrawal rights commenced.

There have been no other subsequent events between January 1, 2018 and the issuance date of these financial statements.